Annual Fund Operating Expenses - Class T - DWS ESG International Core Equity Fund - Class T	Dec. 01, 2020
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.25%
Other expenses	1.59%	[1]
Total annual fund operating expenses	2.49%
Fee waiver/expense reimbursement	1.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.28%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.